Long-Term Debt - Additional Information - Other (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.54%		2.54%		2.33%
Foreign exchange (losses) gains	$ (525)	$ (9,546)	$ (10,643)	$ 16,384
Aggregate annual long-term debt principal repayments, 2016	85,800		85,800
Aggregate annual long-term debt principal repayments, 2017	208,500		208,500
Aggregate annual long-term debt principal repayments, 2018	804,000		804,000
Aggregate annual long-term debt principal repayments, 2019	95,800		95,800
Aggregate annual long-term debt principal repayments, 2020	182,400		182,400
Aggregate annual long-term debt principal repayments, thereafter	$ 526,900		$ 526,900
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	$ 110,400		$ 110,400		$ 111,500
Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	202.00%		202.00%
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt			2.80%